                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                            Robert A. Robertson, Esq.
                                   Dechert LLP
                              4675 MacArthur Court
                                   Suite 1400
                             Newport Beach, CA 92660

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 through December 31, 2007

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A


                                                         VARIABLE ANNUITY FUND A

                             [DELAWARE INVESTMENT LOGO]

                            Lincoln National
                            Variable Annuity Fund A
                            Annual Report
                            December 31, 2007

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

INDEX



COMMENTARY                                                                 1

DISCLOSURE OF FUND EXPENSES                                                2

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                               3

STATEMENT OF NET ASSETS                                                    4

STATEMENT OF OPERATIONS                                                    7

STATEMENTS OF CHANGES IN NET ASSETS                                        7

FINANCIAL HIGHLIGHTS                                                       8

NOTES TO FINANCIAL STATEMENTS                                              9

REPORT OF INDEPENDENT REGISTERED PUBLIC  ACCOUNTING FIRM                  11

OTHER FUND INFORMATION                                                    12

OFFICER/MANAGER INFORMATION                                               13


LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
2007 ANNUAL REPORT COMMENTARY

Managed by:
                                                                         ( LOGO)

The Fund returned 5.21% for the fiscal year 2007, while its benchmark, the Russell 1000 Index*, returned 5.77%.

The equity markets ended 2007 on a generally positive note. Over this period the markets experienced heightened levels of volatility, driven on one hand by record high commodity prices, deteriorating conditions in the housing market, and general economic uncertainty, while on the other hand by record merger and acquisition (M&A) activity and robust global economic growth. After a strong start to 2007, the markets were rattled in the second quarter as fears of an economic slowdown and concerns over a rise in subprime mortgage defaults created uneasiness among investors. Instability in the markets continued throughout the latter part of the year as further signs of weakness in the housing market and dislocation in the credit markets caused investors to shun financial and consumer-related stocks. Attempts by the Federal Reserve to provide stability to the financial system through interest rate cuts were greeted positively by the markets but did little to alleviate concerns that the economy may be heading for a hard landing. Despite recessionary fears stealing the headlines, healthy consumer spending and favorable employment trends continued to provide upside support to the economy, which helped keep the markets in positive territory for the year.

The Fund's return slightly lagged that of its benchmark for the year. The Fund's performance relative to the Russell 1000 Index was attributable to stock selection in the capital goods, basic materials, and consumer services sectors. Stocks contributing to performance included overweight positions in National Oilwell Varco, an oil services company, Express Scripts, a provider of pharmacy benefit management services, and Deere & Co., an agricultural and commercial equipment manufacturer. Stock selection in the finance, Consumer Staples and Media sectors detracted from performance. Stocks having a negative impact on the Fund relative to its benchmark included overweight positions in PMI Group, a global financial services firm, and Washington Mutual, a consumer and small business bank, and a lack of exposure to Apple Computer.

The equity markets continue to be highly volatile in the face of a slowing economy coupled with further fallout from the subprime mortgage contagion. Moving into 2008 we maintain a constructive view on the equity markets, as healthy corporate balance sheets combined with increased foreign investment in the U.S. should provide upside support in the form of share buybacks and M&A activity. We expect market volatility to persist over the near term given the low level of economic visibility and worries lingering in the credit markets. Provided that the economy grows at a moderate pace and employment holds up, the markets are likely to react favorably to further interest rate cuts by the Federal Reserve, other factors held equal.

At December 31, 2007, the Fund no longer held a position in PMI Group.

Francis X. Morris
Christopher S. Adams, CFA
Michael S. Morris, CFA
Donald G. Padilla, CFA
Delaware Investments


Growth of $10,000 invested 12/31/97 through 12/31/07

(LINE GRAPH)

                                   VARIABLE ANNUITY    RUSSELL 1000
                                        FUND A             INDEX
                                   ----------------    ------------
12/31/97                               10000.00          10000.00
                                       11995.00          12702.00
                                       14003.00          15358.00
                                       12424.00          14162.00
                                       10928.00          12399.00
                                        8251.00           9714.00
                                       10606.00          12618.00
                                       11739.00          14057.00
                                       12271.00          14938.00
                                       13630.00          17247.00
12/31/07                               14340.00          18243.00




This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 12/31/97. As the chart shows, by December 31, 2007, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $14,340. For comparison, look at how the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $18,243. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual total returns               Ended
on investment                            12/31/07
-------------------------------------------------
Standard Class Shares
-------------------------------------------------
One Year                                  + 5.21%
-------------------------------------------------
Five Years                                +11.69%
-------------------------------------------------
Ten Years                                  +3.67%
-------------------------------------------------



* The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.


                            Variable Annuity Fund A-1

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007

As a beneficial owner of Fund A, you incur ongoing Separate Account expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Separate Account and to compare these costs with the ongoing costs of investing in other separate accounts.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund A Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical," provides information about hypothetical account values and hypothetical expenses based on Fund A's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not Fund A's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Fund A and other separate accounts. To do so, compare the 5% hypothetical example with this 5% hypothetical examples that appear in the financial reports of other separate accounts.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Fund A does not charge any transaction costs, such as sales charges (loads), redemption fees or exchange fees. The fees related to the variable annuity contract, such as the sales charge that could apply, have not been included. Therefore, the second section of the table is useful in comparing the contract costs only, and will not help you determine the relative total costs of owning the contract.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                  Expenses
                        Beginning      Ending                   Paid During
                         Account      Account     Annualized       Period
                          Value        Value        Expense      7/1/07 to
                          7/1/07      12/31/07       Ratio       12/31/07*
---------------------------------------------------------------------------
ACTUAL FUND A RETURN
Variable Annuity Fund
  A                     $1,000.00    $  975.50       1.29%         $6.42
---------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Variable Annuity Fund
  A                     $1,000.00    $1,018.70       1.29%         $6.56
---------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to Fund A's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).




                            Variable Annuity Fund A-2

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.


                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------
COMMON STOCK                                   98.37%
-------------------------------------------------------
Aerospace & Defense                             4.68%
Beverages                                       1.63%
Biotechnology                                   2.85%
Capital Markets                                 3.23%
Chemicals                                       3.52%
Commercial Banks                                0.92%
Commercial Services & Supplies                  1.12%
Communications Equipment                        4.67%
Computers & Peripherals                         4.20%
Construction & Engineering                      0.54%
Consumer Finance                                0.67%
Diversified Financial Services                  4.47%
Diversified Telecommunications
  Services                                      2.86%
Electric Utilities                              2.59%
Electrical Equipment                            0.45%
Energy Equipment & Services                     2.63%
Food & Staples Retailing                        1.13%
Health Care Equipment & Supplies                2.29%
Health Care Providers & Services                3.34%
Hotels, Restaurants & Leisure                   2.71%
Household Durables                              1.23%
Household Products                              2.48%
Industrial Conglomerates                        2.43%
Insurance                                       5.32%
Internet Software and Services                  1.95%
IT Services                                     0.21%
Machinery                                       2.52%
Media                                           2.89%
Metals & Mining                                 1.72%
Multiline Retail                                0.63%
Oil, Gas & Consumable Fuels                     9.38%
Pharmaceuticals                                 5.34%
Real Estate                                     0.62%
Road & Rail                                     0.81%
Semiconductors & Semiconductor
  Equipment                                     3.18%
Software                                        2.92%
Specialty Retail                                1.82%
Textiles, Apparel & Luxury Goods                1.38%
Thrift & Mortgage Finance                       0.40%
Tobacco                                         0.45%
Wireless Telecommunication Services             0.19%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     0.99%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                      99.36%
-------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                   0.64%
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------







Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------
Exxon Mobil                                    3.48%
Microsoft                                      2.92%
Procter & Gamble                               2.48%
Johnson & Johnson                              2.21%
ConocoPhillips                                 1.86%
Cisco Systems                                  1.85%
International Business Machines                1.75%
Google Class A                                 1.67%
Bank of America                                1.67%
Occidental Petroleum                           1.64%
-------------------------------------------------------
TOTAL                                         21.53%
-------------------------------------------------------





                            Variable Annuity Fund A-3

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
December 31, 2007



                                                       FAIR
                                      NUMBER OF       VALUE
                                        SHARES       (U.S. $)
     COMMON STOCK-98.37%
     AEROSPACE & DEFENSE-4.68%
     DRS Technologies..............       9,600    $   520,992
     General Dynamics..............       4,400        391,556
     Goodrich......................       9,800        691,978
     Northrop Grumman..............       9,000        707,760
     United Technologies...........      12,800        979,712
                                                   -----------
                                                     3,291,998
                                                   -----------
     BEVERAGES-1.63%
     PepsiCo.......................      15,100      1,146,090
                                                   -----------
                                                     1,146,090
                                                   -----------
     BIOTECHNOLOGY-2.85%
  +  Amgen.........................      12,400        575,856
  +  Genentech.....................       7,600        509,732
  +  Gilead Sciences...............      16,400        754,564
  +  Vertex Pharmaceuticals........       7,100        164,933
                                                   -----------
                                                     2,005,085
                                                   -----------
     CAPITAL MARKETS-3.23%
     Bank of New York Mellon.......      18,800        916,688
     Bear Stearns..................       4,000        353,000
     Blackstone Group..............      14,500        320,885
     Morgan Stanley................      12,800        679,808
                                                   -----------
                                                     2,270,381
                                                   -----------
     CHEMICALS-3.52%
     Cytec Industries..............       5,100        314,058
     Dow Chemical..................      15,200        599,184
     duPont (E.I.) deNemours.......      11,700        515,853
     Lubrizol......................       8,600        465,776
     Monsanto......................       5,200        580,788
                                                   -----------
                                                     2,475,659
                                                   -----------
     COMMERCIAL BANKS-0.92%
     U.S. Bancorp..................      20,400        647,496
                                                   -----------
                                                       647,496
                                                   -----------
     COMMERCIAL SERVICES & SUPPLIES-1.12%
     Manpower......................       2,800        159,320
     Republic Services.............      12,700        398,145
     Robert Half International.....       8,400        227,136
                                                   -----------
                                                       784,601
                                                   -----------
     COMMUNICATIONS EQUIPMENT-4.67%
  +  Cisco Systems.................      48,000      1,299,360
     Corning.......................      32,000        767,680
     Motorola......................      31,700        508,468
     QUALCOMM......................      18,000        708,300
                                                   -----------
                                                     3,283,808
                                                   -----------
     COMPUTERS & PERIPHERALS-4.20%
  +  EMC...........................      38,300        709,699
     Hewlett-Packard...............      20,000      1,009,600
     International Business
      Machines....................       11,400      1,232,340
                                                   -----------
                                                     2,951,639
                                                   -----------
     CONSTRUCTION & ENGINEERING-0.54%
     Fluor.........................       2,600        378,872
                                                   -----------
                                                       378,872
                                                   -----------
     CONSUMER FINANCE-0.67%
     Capital One Financial.........      10,000        472,600
                                                   -----------
                                                       472,600
                                                   -----------
     DIVERSIFIED FINANCIALS SERVICES-4.47%
     Bank of America...............      28,400      1,171,784
     CIT Group.....................      13,400        322,002
     Citigroup.....................      20,200        594,688
     JPMorgan Chase................      24,200      1,056,330
                                                   -----------
                                                     3,144,804
                                                   -----------
     DIVERSIFIED TELECOMMUNICATIONS
      SERVICES-2.86%
     AT&T..........................      11,100        461,316
     Embarq........................       5,000        247,650
     Qwest Communications
  +   International...............       41,900        293,719
     Verizon Communications........      23,100      1,009,239
                                                   -----------
                                                     2,011,924
                                                   -----------
     ELECTRIC UTILITIES-2.59%
     Exelon........................       6,500        530,660
     FirstEnergy...................       7,100        513,614
     PPL...........................      14,900        776,141
                                                   -----------
                                                     1,820,415
                                                   -----------
     ELECTRICAL EQUIPMENT-0.45%
  +  Thomas & Betts................       6,500        318,760
                                                   -----------
                                                       318,760
                                                   -----------
     ENERGY EQUIPMENT & SERVICES-2.63%
     Halliburton...................      14,500        549,695
  +  National Oilwell Varco........       7,700        565,642
     Schlumberger..................       7,500        737,775
                                                   -----------
                                                     1,853,112
                                                   -----------
     FOOD & STAPLES RETAILING-1.13%
     CVS Caremark..................      20,000        795,000
                                                   -----------
                                                       795,000
                                                   -----------
     HEALTH CARE EQUIPMENT & SUPPLIES-2.29%
  +  Gen-Probe.....................       6,400        402,752
  +  Hologic.......................       7,100        487,344
     Medtronic.....................      14,400        723,888
                                                   -----------
                                                     1,613,984
                                                   -----------
     HEALTH CARE PROVIDERS & SERVICES-3.34%
  +  Express Scripts...............      11,300        824,900
     UnitedHealth Group............      14,300        832,260

                            Variable Annuity Fund A-4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                       FAIR
                                      NUMBER OF       VALUE
                                        SHARES       (U.S. $)
     COMMON STOCK (CONTINUED)
     HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
  +  WellPoint.....................       7,900    $   693,067
                                                   -----------
                                                     2,350,227
                                                   -----------
     HOTELS, RESTAURANTS & LEISURE-2.71%
     Burger King Holdings..........      22,700        647,177
     Marriott International Class
      A...........................       12,900        440,922
     McDonald's....................      13,900        818,849
                                                   -----------
                                                     1,906,948
                                                   -----------
     HOUSEHOLD DURABLES-1.23%
     Fortune Brands................       6,600        477,576
  +  Jarden........................      16,400        387,204
                                                   -----------
                                                       864,780
                                                   -----------
     HOUSEHOLD PRODUCTS-2.48%
     Procter & Gamble..............      23,800      1,747,396
                                                   -----------
                                                     1,747,396
                                                   -----------
     INDUSTRIAL CONGLOMERATES-2.43%
     General Electric..............      26,100        967,527
     Textron.......................      10,400        741,520
                                                   -----------
                                                     1,709,047
                                                   -----------
     INSURANCE-5.32%
     AFLAC.........................       9,700        607,511
     American International Group..      17,800      1,037,740
     Berkley (W.R.)................      15,500        462,055
     Everest Re Group..............       3,300        331,320
     Hanover Insurance Group.......       7,800        357,240
     MBIA..........................       9,400        175,122
     Prudential Financial..........       8,300        772,232
                                                   -----------
                                                     3,743,220
                                                   -----------
     INTERNET SOFTWARE AND SERVICES-1.95%
  +  Digital River.................       5,900        195,113
  +  Google Class A................       1,700      1,175,516
                                                   -----------
                                                     1,370,629
                                                   -----------
     IT SERVICES-0.21%
  +  VeriFone Holdings.............       6,500        151,125
                                                   -----------
                                                       151,125
                                                   -----------
     MACHINERY-2.52%
     Caterpillar...................      11,300        819,928
     Deere & Co....................      10,200        949,824
                                                   -----------
                                                     1,769,752
                                                   -----------
     MEDIA-2.89%
  +  Comcast Class A...............      16,000        292,160
  +  Comcast Special Class A.......       9,000        163,080
     Disney (Walt).................      16,700        539,076
     Time Warner...................      33,800        558,038
  +  Viacom Class B................      10,900        478,728
                                                   -----------
                                                     2,031,082
                                                   -----------
     METALS & MINING-1.72%
     Freeport-McMoRan Copper &
      Gold........................        6,900        706,836
     Steel Dynamics................       8,500        506,345
                                                   -----------
                                                     1,213,181
                                                   -----------
     MULTILINE RETAIL-0.63%
     Macy's........................      17,200        444,964
                                                   -----------
                                                       444,964
                                                   -----------
     OIL, GAS & CONSUMABLE FUELS-9.38%
     Chevron.......................       7,200        671,976
     ConocoPhillips................      14,800      1,306,840
     EOG Resources.................       6,100        544,425
     Exxon Mobil...................      26,100      2,445,309
     Occidental Petroleum..........      15,000      1,154,850
     St. Mary Land & Exploration...      12,400        478,764
                                                   -----------
                                                     6,602,164
                                                   -----------
     PHARMACEUTICALS-5.34%
     Johnson & Johnson.............      23,300      1,554,110
     Merck.........................      18,800      1,092,468
     Pfizer........................      17,800        404,594
     Wyeth.........................      16,000        707,040
                                                   -----------
                                                     3,758,212
                                                   -----------
     REAL ESTATE-0.62%
     Developers Diversified
      Realty......................        5,200        199,108
     Host Hotels & Resorts.........      13,700        233,448
                                                   -----------
                                                       432,556
                                                   -----------
     ROAD & RAIL-0.81%
     Norfolk Southern..............      11,300        569,972
                                                   -----------
                                                       569,972
                                                   -----------
     SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT-3.18%
     Applied Materials.............      23,600        419,136
     Intel.........................      41,500      1,106,390
     Texas Instruments.............      21,300        711,420
                                                   -----------
                                                     2,236,946
                                                   -----------
     SOFTWARE-2.92%
     Microsoft.....................      57,800      2,057,680
                                                   -----------
                                                     2,057,680
                                                   -----------
     SPECIALTY RETAIL-1.82%
     Abercrombie & Fitch Class A...       7,500        599,775
     Best Buy......................      12,900        679,185
                                                   -----------
                                                     1,278,960
                                                   -----------
     TEXTILES, APPAREL & LUXURY GOODS-1.38%
  +  Coach.........................      11,200        342,496
     NIKE Class B..................       6,200        398,288

                            Variable Annuity Fund A-5

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                       FAIR
                                      NUMBER OF       VALUE
                                        SHARES       (U.S. $)
     COMMON STOCK (CONTINUED)
     TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
     Phillips-Van Heusen...........       6,300    $   232,218
                                                   -----------
                                                       973,002
                                                   -----------
     THRIFT & MORTGAGE FINANCE-0.40%
     Washington Mutual.............      20,700        281,727
                                                   -----------
                                                       281,727
                                                   -----------
     TOBACCO 0.45%
     Altria Group..................       4,200        317,436
                                                   -----------
                                                       317,436
                                                   -----------
     WIRELESS TELECOMMUNICATION SERVICES-0.19%
  +  MetroPCS Communications.......       7,000        136,150
                                                   -----------
                                                       136,150
                                                   -----------
     TOTAL COMMON STOCK
      (COST $48,809,803)..........                  69,213,384
                                                   -----------


                                      PRINCIPAL
                                        AMOUNT
                                       (U.S. $)
 =/  DISCOUNTED COMMERCIAL PAPER-0.99%
     BNP Paribas Canada 3.95%
      1/2/08......................     $695,000        694,924
                                                   -----------
     TOTAL DISCOUNTED COMMERCIAL
      PAPER
      (COST $694,924).............                     694,924
                                                   -----------






TOTAL VALUE OF SECURITIES-99.36% (COST $49,504,727)............................    69,908,308
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.64%..........................       452,184
                                                                                  -----------
NET ASSETS-100.00%.............................................................   $70,360,492
                                                                                  ===========
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
2,911,802 units at $22.369 unit value..........................................   $65,134,099
ANNUITY RESERVES:
57,159 units at $22.369 unit value.............................................     1,278,590
127,679 units at $30.920 unit value............................................     3,947,803
                                                                                  -----------
Total net assets...............................................................   $70,360,492
                                                                                  ===========




----------

+ Non-income producing security for the year ended December 31, 2007.

=/ The interest rate shown is the effective yield at the time of purchase.

                             See accompanying notes


                            Variable Annuity Fund A-6

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENT OF OPERATIONS
Year Ended December 31, 2007


INVESTMENT INCOME:
Dividends.......................                 $1,246,197
Interest........................                     46,786
                                                 ----------
                                                  1,292,983
                                                 ----------
EXPENSES:
Investment management services..   $   245,405
Mortality and expense
 guarantees....................        723,965      969,370
                                   -----------   ----------

NET INVESTMENT INCOME                               323,613
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain on
 investments...................      6,926,244
Net change in unrealized
 appreciation/depreciation of
 investments...................     (3,223,139)   3,703,105
                                   -----------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......                 $4,026,718
                                                 ==========




                             See accompanying notes


LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENTS OF CHANGES IN NET ASSETS



                                          YEAR ENDED
                                    12/31/07       12/31/06
                                  ------------   -----------
CHANGES FROM OPERATIONS:
Net investment income..........   $    323,613   $   362,290
Net realized gain on
 investments..................       6,926,244     5,157,584
Net change in net unrealized
 appreciation/depreciation of
 investments..................      (3,223,139)    2,413,325
                                  ------------   -----------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.....      4,026,718     7,933,199
Net decrease from equity
 transactions.................     (10,376,303)   (7,146,219)
                                  ------------   -----------

TOTAL INCREASE (DECREASE) IN
 NET ASSETS...................      (6,349,585)      786,980
Net assets, at beginning of
 year.........................      76,710,077    75,923,097
                                  ------------   -----------
NET ASSETS, AT END OF YEAR.....   $ 70,360,492   $76,710,077
                                  ============   ===========




                             See accompanying notes


                            Variable Annuity Fund A-7

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
FINANCIAL HIGHLIGHTS-SELECTED PER UNIT DATA AND RATIOS

The following is selected financial data for an accumulation unit outstanding throughout each period:


                                                                         YEAR ENDED DECEMBER 31,
                                                   2007            2006            2005            2004            2003
                                                 -----------------------------------------------------------------------
Investment income.............................   $ 0.388         $ 0.354         $ 0.338         $ 0.343         $ 0.245
Expenses......................................    (0.297)         (0.257)         (0.239)         (0.218)         (0.184)
                                                 -------         -------         -------         -------         -------
Net investment income.........................     0.091           0.097           0.099           0.125           0.061
Net realized and unrealized gain on
 investments.................................      1.016           2.022           0.732           1.642           3.612
                                                 -------         -------         -------         -------         -------
Increase in accumulation unit value...........     1.107           2.119           0.831           1.767           3.673
Accumulation unit value at beginning of
 period......................................     21.262          19.143          18.312          16.545          12.872
                                                 -------         -------         -------         -------         -------

Accumulation unit value at end of period......   $22.369         $21.262         $19.143         $18.312         $16.545
                                                 =======         =======         =======         =======         =======
Net assets, end of period (000 omitted).......   $70,360         $76,710         $75,923         $80,883         $79,708
Ratio of expenses to average net assets.......     1.32%           1.28%           1.28%           1.28%           1.27%
Ratio of net investment income to average net
 assets......................................      0.43%           0.48%           0.53%           0.73%           0.42%
Total investment return.......................     5.21%          11.07%           4.54%          10.68%          28.54%
Portfolio turnover rate.......................    29.16%          28.83%          20.40%          38.72%          77.30%
Number of accumulation units outstanding at
 end of period (expressed in thousands):
 Accumulation units..........................      2,912           3,330           3,689           4,103           4,466
 Reserve units...............................        185             220             214             245             278



                             See accompanying notes


                            Variable Annuity Fund A-8

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln
Life). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other-- Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $92 for the year ended December 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2007 amounted to $21,802,649 and $31,681,214, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Life is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corportation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In prior years, retired employees of Lincoln Life invested in Fund A at lower expense levels. As of December 31, 2007, $3,947,803 of such remains in the Fund at a unit value of $30.920. Lincoln Life retained $1,949 from the proceeds of the sale of annuity contracts during the year ended December 31, 2007 for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-advisor") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-advisor is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-advisor is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2007, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.


                            Variable Annuity Fund A-9

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. NET ASSETS
Net assets at December 31, 2007 consisted of the following:

Equity transactions..................   $(252,460,453)
Accumulated net investment income....      76,507,225
Accumulated net realized gain on
  investments........................     225,910,139
Net unrealized appreciation of
  investments........................      20,403,581
                                        -------------
NET ASSETS...........................   $  70,360,492
                                        =============



5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS


                                            YEAR ENDED                    YEAR ENDED
                                         DECEMBER 31, 2007             DECEMBER 31, 2006
                                    --------------------------    --------------------------
                                      UNITS          AMOUNT         UNITS          AMOUNT
                                    ---------    -------------    ---------    -------------
Accumulation Units:
 Balance at beginning of
  period........................    3,329,581    $(225,460,798)   3,689,070    $(218,921,842)
 Contract purchases.............        9,844          223,007       17,101          949,356
 Terminated contracts...........     (427,623)      (9,564,266)    (376,590)      (7,488,312)
                                    ---------    -------------    ---------    -------------
Balance at end of period.........   2,911,802    $(234,802,057)   3,329,581    $(225,460,798)
                                    =========    =============    =========    =============
Annuity Reserves:
 Balance at beginning of
  period........................      220,073    $ (16,623,352)     214,100    $ (16,016,089)
 Net annuity purchases
  (payments)....................      (35,235)      (1,035,044)       5,973         (607,263)
                                    ---------    -------------    ---------    -------------
Balance at end of period.........     184,838    $ (17,658,396)     220,073    $ (16,623,352)
                                    =========    =============    =========    =============




6. CREDIT RISK
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. There were no
Section 4(2) securities at December 31, 2007.


                           Variable Annuity Fund A-10

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Contract Owners
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Fund A at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Fort Wayne, Indiana
February 13, 2008


                           Variable Annuity Fund A-11

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
OTHER FUND INFORMATION

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
On August 13, 2007, the Board of Managers of the Lincoln National Variable Annuity Fund A (the "Fund") met to consider, among other things, the renewal of the advisory agreement with The Lincoln National Life Insurance Company ("Lincoln Life"), and the sub-advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, for the Fund.

The Independent Managers reported that they had requested and reviewed materials provided by The Lincoln National Life Insurance Company ("Lincoln Life") and Delaware Management Company ("DMC"), and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval and renewal of investment advisory and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, Lincoln Life and DMC provided general information to assist the Independent Managers in assessing the nature, extent and quality of services provided, including their respective Form ADVs, information about profitability and/or financial condition and compliance policies and procedures and regulatory matters. The Independent Managers reviewed long- and short-term performance information for the Fund compared to a performance peer group of funds and/or a securities market index and data comparing the Fund's advisory and sub-advisory fees to an expense peer group of funds. Prior to and during a portion of the meeting, the Independent Managers and their independent legal counsel met separately from the "interested" Manager and officers and employees of Lincoln Life and DMC to consider renewal of the investment management agreement and the sub-advisory agreement for Lincoln National Variable Annuity Fund A ("Fund A").

In considering the renewal of the investment management agreement and the renewal of the sub-advisory agreement, the Independent Managers did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. Based upon their review, the Independent Managers concluded that it was in the best interests of the Fund to renew the investment management agreement and the sub-advisory agreement for Fund A, and accordingly, recommended to the Board of Managers the renewal of each agreement.

ADVISORY AGREEMENT
The Independent Managers considered the nature, extent and quality of services provided by Lincoln Life for the Fund and considered information about the services provided and the staff providing such services to the Fund, and compliance matters. The Independent Managers considered the delegation of day-to-day portfolio management responsibility to DMC. The Independent Managers concluded that the services provided by Lincoln Life were acceptable. The Independent Managers reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper expense peer group. The Independent Managers considered that the Fund's advisory fee was significantly below the average of the Fund's Lipper expense peer group and concluded that the advisory fee was reasonable. The Independent Managers also considered that the Fund was Lincoln Life's only registered investment company client. They also reviewed the profitability to Lincoln Life and its affiliates with respect to the Fund on a pre-tax basis and concluded that the profitability of Lincoln Life and its affiliates in connection with the management of the Fund was not unreasonable. The Independent Managers considered the Fund's low advisory fee and determined that it already reflected a sharing of economies of scale. The Independent Managers also considered whether Lincoln Life received any incidental benefits in connection with its relationship to the Fund and noted that Lincoln Life serves as administrator for all of the Lincoln Funds.

At the August 13th meeting, the full Board (a) concurred with the conclusions of the Independent Managers and (b) approved the renewal of the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT
In considering the renewal of the sub-advisory agreement between Lincoln Life and DMC on behalf of the Fund, the Independent Managers considered the nature, extent and quality of services provided by DMC under the sub-advisory agreement. The Independent Managers considered the experience of the portfolio managers and other investment personnel and the compensation structure for these individuals, DMC's brokerage arrangements, and compliance and regulatory matters. The Independent Managers reviewed the Fund's investment performance compared to its Lipper performance peer group and a securities market index and noted that although longer-term performance has been at or slightly below the average of its Lipper performance peer group, the Fund's short-term performance was above average. The Independent Managers concluded that overall performance has been satisfactory and that the overall services provided by DMC were acceptable. The Independent Managers considered the sub-advisory fee under the sub-advisory agreement and fee rates charged to other funds managed by DMC and concluded that the sub-advisory fee was reasonable. The Independent Managers noted that DMC is an affiliate of Lincoln Life. The Independent Managers considered the profitability of DMC on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Managers also considered whether DMC receives any incidental benefits in connection with its relationship to the Fund and noted that DMC has the ability to obtain research with soft dollars which may or may not be used for the benefit of the Fund and may be used for the benefit of other clients of DMC.

At the August 13(th) meeting, the full Board (a) concurred with the conclusions of the Independent Managers and (b) approved the renewal of the sub-advisory agreement and the fees and other amounts to be paid under the agreement.


                           Variable Annuity Fund A-12

OFFICER/MANAGER INFORMATION



                                                                                                       NUMBER OF
                                                                                                        FUNDS IN
                                                                                                         TRUST
                         POSITION(S)     TERM OF OFFICE                                                 COMPLEX           OTHER
  NAME, ADDRESS AND       HELD WITH      AND LENGTH OF             PRINCIPAL OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
    YEAR OF BIRTH          THE FUND      TIME SERVED(2)          DURING THE PAST FIVE YEARS            BY MANAGER    HELD BY MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Kelly D.               Chairman and     Chairman since    Vice President, The Lincoln National             32        Lincoln
Clevenger(1)           Manager          August 1995;      Life Insurance Company.  Executive Vice                    Retirement
1300 S. Clinton                         Manager since     President, Lincoln Retirement Services                     Services
Street                                  November 1994     Company, LLC; Second Vice President,                       Company,
Fort Wayne, IN 46802                                      Lincoln Life & Annuity Company of New                      LLC
YOB: 1952                                                 York
Michael D. Coughlin    Advisory         Advisory          Management Consultant, Coughlin                  32        Merrimack
1300 S. Clinton        Manager          Manager Since     Associates                                                 County
Street                                  November 2007                                                                Savings Bank;
Fort Wayne, IN 46802                                                                                                 Trustee of
YOB: 1942                                                                                                            Merrimack
                                                                                                                     Bankcorp,
                                                                                                                     MHC.
Nancy L. Frisby        Manager          Manager since     Formerly: Senior Vice President and              32        N/A
1300 S. Clinton                         April 1992        Chief Financial Officer, DeSoto Memorial
Street                                                    Hospital
Fort Wayne, IN 46802
YOB: 1941
Elizabeth S. Hager     Advisory         Advisory          Executive Director of United Way of              32        N/A
1300 S. Clinton        Manager          Manager since     Merrimack County; Representative; New
Street                                  November 2007     Hampshire House of Representatives
Fort Wayne, IN 46802
YOB: 1944
Gary D. Lemon          Advisory         Advisory          Professor of Economics and Management,           32        N/A
1300 S. Clinton        Manager          Manager since     DePauw University
Street                                  November  2007
Fort Wayne, IN 46802
YOB: 1948
Thomas D. Rath         Advisory         Advisory          Partner, Rath, Young and Pignatelli              32        Associated
1300 S. Clinton        Manager          Manager since                                                                Grocers
Street                                  November 2007                                                                of New England
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella      Manager          Manager since     President Emeritus, Indiana Health               32        Advisory Board
1300 S. Clinton                         February 1998     Association, Formerly: President,                          of
Street                                                    Indiana Hospital & Health Association                      Harris Bank
Fort Wayne, IN 46802
YOB: 1943
David H. Windley       Manager          Manager since     Retired Director of Blue & Co., LLC.             32        Meridian
1300 S. Clinton                         August 2004                                                                  Investment
Street                                                                                                               Advisors, Inc.
Fort Wayne, IN 46802
YOB: 1943
Cynthia A. Rose(1)     Secretary        Secretary since   Secretary, Lincoln VIP Trust; Formerly:         N/A        N/A
1300 S. Clinton                         February 1995     Secretary and Assistant Vice President,
Street                                                    The Lincoln National Life Insurance
Fort Wayne, IN 46802                                      Company
YOB: 1954
William P. Flory,      Second Vice      Second Vice       Second Vice President and Director of           N/A        N/A
Jr.(1)                 President and    President since   Separate Account Operations and Mutual
1300 S. Clinton        Chief            August 2007;      Fund Administration, The Lincoln
Street                 Accounting       Chief             National Life Insurance Company;
Fort Wayne, IN 46802   Officer          Accounting        Formerly: Second Vice President and
YOB: 1961                               Officer           Director of Corporate Procurement and
                                        since May 2006    Assistant Vice President of Separate
                                                          Account Operations and Mutual Fund
                                                          Administration, The Lincoln National
                                                          Life Insurance Company
Rise' C.M. Taylor(1)   Vice President   Vice President    Vice President and Treasurer, The               N/A        N/A
1300 S. Clinton        and              since August      Lincoln National Life Insurance Company;
Street                 Treasurer        2003 and          Vice President and Treasurer, Lincoln
Fort Wayne, IN 46802                    Treasurer since   Life & Annuity Company of New York
YOB: 1967                               May 2006;
                                        Formerly:
                                        Assistant
                                        Treasurer since
                                        August 2003

                           Variable Annuity Fund A-13

                                                                                                       NUMBER OF
                                                                                                        FUNDS IN
                                                                                                         TRUST
                         POSITION(S)     TERM OF OFFICE                                                 COMPLEX           OTHER
  NAME, ADDRESS AND       HELD WITH      AND LENGTH OF             PRINCIPAL OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
    YEAR OF BIRTH          THE FUND      TIME SERVED(2)          DURING THE PAST FIVE YEARS            BY MANAGER    HELD BY MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Adamson(1)    Second Vice      Second Vice       Second Vice President, Director of Funds        N/A        N/A
1300 S. Clinton        President        President since   Managements, The Lincoln National Life
Street                                  May 2006          Insurance Company; Formerly: Director of
Fort Wayne, IN                                            Financial Operations, Swiss Re/Lincoln
46802                                                     Re
YOB: 1966
John A. Weston(1)      Chief            Chief             Vice President for Fund and Advisor             N/A        N/A
1300 S. Clinton        Compliance       Compliance        Compliance, The Lincoln National Life
Street                 Officer          Officer since     Insurance Company; Treasurer, Jefferson
Fort Wayne, IN 46802                    May 2007          Pilot Variable Fund, Inc.
YOB: 1959



----------
Additional information on the officers and managers can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and managers hold their position with the Fund until retirement or resignation. The Bylaws of the Fund do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                           Variable Annuity Fund A-14

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, chief financial officer, chief accounting officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Registrant's Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (Code of Ethics) is attached hereto as an exhibit. There have been no amendments to, nor waivers granted, to the existing code of ethics.

Item 3. Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that Nancy L. Frisby and David
H. Windley are each an "audit committee financial expert" and are "independent," as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principle Accountant Fees and Services

(a)  Audit Fees

Aggregate audit fees for the services that the Registrant's auditor provided to the Registrant totaled approximately $38,125 in 2007 and $38,505 in 2006, including fees associated with the annual audit and filings of the Registrant's Forms N-3 and Form N-SAR.

(b)  Audit-Related Fees

Aggregate fees billed by the Registrant's auditor for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item totaled approximately $0 in 2007 and $0 in 2006.

Aggregate fees for the Registrant's audit-related services relating to the performance of the audit of the financial statements of the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant totaled approximately $75,000 in 2007 and $100,006 in 2006. These audit-related services included fees associated with a separate accounts internal control review of cash transaction processing.

(c)  Tax Fees

Aggregate fees for tax services to the Registrant, including tax compliance, tax advice and tax planning, totaled approximately $0 in 2007 and $0 in 2006.

(d)  All Other Fees

Aggregate fees for all other services that the Registrant's auditor provided to the Registrant not included above totaled approximately $0 in 2007 and $0 in 2006.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures

The Audit Committee approves (a) each specific service the auditor will perform for the Registrant and (b) each specific non-audit service the auditor will perform for the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant if the service relates directly to the Registrant's operations and financial reporting.

(e)(2) Not applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, the Registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, totaled approximately $529,810 in 2007 and $607,736 in 2006.

(h)  Principal Accountant's Independence

In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser and other service providers under common control with the investment adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Managers.

Item 11. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

      (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

      (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (b) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

      /s/ Kelly D Clevenger
      ---------------------
      Kelly D. Clevenger
      President
      (Signature and Title)

Date:  March 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Kelly D. Clevenger
      ---------------------
      Kelly D. Clevenger
      President
      (Signature and Title)

Date: March 3, 2008

By    /s/ William P. Flory, Jr.
      -------------------------
      William P. Flory, Jr.
      Chief Accounting Officer
      (Signature and Title)

Date: March 3, 2008